Document and Entity Information - shares	9 Months Ended
	Sep. 30, 2015	May. 08, 2016	Nov. 14, 2015
Entity Registrant Name	Safety Quick Lighting & Fans Corp.
Entity Central Index Key	0001598981
Document Type	S-1
Document Period End Date	Sep. 30, 2015
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2015
Quarter Three Report [Member]
Entity Common Stock, Shares Outstanding			41,501,251
Quarter One Report [Member]
Entity Common Stock, Shares Outstanding		37,468,585